CERTIFICATION OF
                  STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.


STRONG SHORT-TERM MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated January 1, 1999 filed by the Registrant pursuant to Post-Effective Amendment No. 11 (File No. 33-42773; 811-6409), which was filed with the Securities and Exchange Commission on December 28, 1998 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG SHORT-TERM MUNICIPAL BOND
                                 FUND, INC.



                                      /s/ John S. Weitzer
                              By:     John S. Weitzer
                              Title:     Vice President



Dated:  January 5, 1999